Investment Objectives and Goals	Aug. 26, 2025
PFG American Funds Conservative Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG American Funds® Conservative Income Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
PFG American Funds Growth Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG American Funds® Growth Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital growth.
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Fidelity Institutional AM® Equity Index Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks total return.
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
PFG JPMorgan® Tactical Aggressive Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG JP Morgan® Tactical Aggressive Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
PFG JPMorgan® Tactical Moderate Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG JP Morgan® Tactical Moderate Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of income.
PFG BNY Mellon® Diversifier Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG BNY Mellon® Diversifier Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
PFG MFS® Aggressive Growth Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG MFS® Aggressive Growth Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
PFG BR Target Allocation Equity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG BR Target Allocation Equity Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
PFG Janus Henderson(R) Balanced Strategy
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Janus Henderson® Balanced Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund primary objective is capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of income.
PFG Invesco(R) Equity Factor Rotation Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Invesco® Equity Factor Rotation Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
PFG Meeder Tactical Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Meeder Tactical Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
PFG Janus Henderson® Tactical Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Janus Henderson® Tactical Income StRategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
PFG PIMCO Active Core Bond Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG PIMCO Active Core Bond Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks income.
PFG Global Equity Index Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG Global Equity Index Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
PFG US Equity Index Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – PFG US Equity Index Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.